Intangible Assets - Summary of Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	¥ 885,056	¥ 899,406	¥ 1,882,462
Additions	1,503	2,134	3,126
Disposals	(618)	(756)
Impairment		(403)	(963,948)
Amortization charge	(11,022)	(15,325)	(22,234)
Ending balance	874,919	885,056	899,406
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,642,721	2,073,765	2,070,639
Ending balance	1,099,155	1,642,721	2,073,765
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(155,105)	(146,202)	(123,968)
Ending balance	(159,624)	(155,105)	(146,202)
Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(602,560)	(1,028,157)	(64,209)
Ending balance	(64,612)	(602,560)	(1,028,157)
Trademarks and licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	846,628	846,628	1,810,576
Impairment	0	0	(963,948)
Ending balance	846,628	846,628	846,628
Trademarks and licenses [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,389,576	1,815,576	1,815,576
Ending balance	846,628	1,389,576	1,815,576
Trademarks and licenses [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,000)	(5,000)	(5,000)
Ending balance		(5,000)	(5,000)
Trademarks and licenses [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(537,948)	(963,948)
Ending balance	0	(537,948)	(963,948)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	38,428	52,778	71,886
Additions	1,503	2,134	3,126
Disposals	(618)	(756)
Impairment		(403)
Amortization charge	(11,022)	(15,325)	(22,234)
Ending balance	28,291	38,428	52,778
Computer software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	253,145	258,189	255,063
Ending balance	252,527	253,145	258,189
Computer software [member] | Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(150,105)	(141,202)	(118,968)
Ending balance	(159,624)	(150,105)	(141,202)
Computer software [member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(64,612)	(64,209)	(64,209)
Ending balance	¥ (64,612)	¥ (64,612)	¥ (64,209)